LAND USE RIGHT, NET (Details Narrative) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Land Use Right Net
Amortization of land use rights	¥ 636	¥ 637